Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Schedule of assets and liabilities measured at fair value

	Level 1	Level 2	Level 3
	(in thousands)
Commodity derivative asset, net(1)
September 30, 2016	$—	$306	$—
December 31, 2015	$—	$21,113	$—